OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

November 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Capital Appreciation Fund (the “Registrant”)
Reg. No. 2-69719; File No. 811-3105

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 26, 2015.

Sincerely,

/s/ Edward Gizzi
-----------------------------------------
Edward Gizzi
Vice President & Associate Counsel
212-323-4091
egizzi@ofiglobal.com

cc: Kramer Levin Naftalis & Frankel LLP

KPMG LLP

Gloria LaFond

Edward Gizzi